Financial Instruments - Sensitivity Analysis of Market Risks (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	$ 0	$ 0	$ 0
Effect on profit or loss from decrease in exchange rate	(2,647)	(3,404)	(6,381)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	2,647	3,404	6,381
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	(354)	(235)	(426)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	354	235	426
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	(966)	(552)	(717)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	966	552	717
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | MXN/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		0	0
Effect on profit or loss from decrease in exchange rate		(123)	(238)
Effect on equity from increase in exchange rate		0	0
Effect on profit or loss from increase in exchange rate		123	238
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0
Effect on profit or loss from decrease in exchange rate	(1,315)
Effect on equity from increase in exchange rate	0
Effect on profit or loss from increase in exchange rate	1,315
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | EUR/MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0
Effect on profit or loss from decrease in exchange rate	902
Effect on equity from increase in exchange rate	0
Effect on profit or loss from increase in exchange rate	(902)
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | USD/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0
Effect on profit or loss from decrease in exchange rate	(18)
Effect on equity from increase in exchange rate	0
Effect on profit or loss from increase in exchange rate	18
FEMSA Entity Excluding Coca-Cola FEMSA | Net Cash In Foreign Currency | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(1,779)	(4,931)	(8,827)
Effect on profit or loss from increase in exchange rate	1,779	4,931	8,827
Coca-Cola FEMSA | Currency swap contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(1,220)	(1,645)	(5,507)
Effect on profit or loss from decrease in exchange rate	0	0	0
Effect on equity from increase in exchange rate	1,220	1,645	5,507
Effect on profit or loss from increase in exchange rate	0	0	0
Coca-Cola FEMSA | Currency swap contract | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(2,893)	(2,300)	(2,161)
Effect on profit or loss from decrease in exchange rate	0	0	0
Effect on equity from increase in exchange rate	2,893	2,300	2,161
Effect on profit or loss from increase in exchange rate	0	0	0
Coca-Cola FEMSA | Currency swap contract | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		0
Effect on profit or loss from decrease in exchange rate		(1,049)
Effect on equity from increase in exchange rate		0
Effect on profit or loss from increase in exchange rate		1,049
Coca-Cola FEMSA | Net Cash In Foreign Currency | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(2,282)	(3,200)	(5,755)
Effect on profit or loss from increase in exchange rate	2,282	3,200	5,755
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(333)	(714)	(515)
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(4,520)	(39)	(289)
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(6)	(4)	(327)
Effect on equity from increase in exchange rate	6	4	327
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | MXN/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(1)
Effect on equity from increase in exchange rate	1
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | CHF/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(44)
Effect on equity from increase in exchange rate	44
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		(37)	(240)
Effect on equity from increase in exchange rate		37	240
Currency risk | Coca-Cola FEMSA | Forward contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(512)	(298)	(884)
Effect on equity from increase in exchange rate	512	298	884
Currency risk | Coca-Cola FEMSA | Forward contract | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(550)	(284)	(357)
Effect on equity from increase in exchange rate	550	284	357
Currency risk | Coca-Cola FEMSA | Forward contract | URY/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(25)	(7)	(21)
Effect on equity from increase in exchange rate	25	7	21
Currency risk | Coca-Cola FEMSA | Forward contract | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(112)	(81)	(142)
Effect on equity from increase in exchange rate	112	81	142
Currency risk | Coca-Cola FEMSA | Forward contract | ARS/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(10)	(3)	(2)
Effect on equity from increase in exchange rate	10	3	$ 2
Currency risk | Coca-Cola FEMSA | Forward contract | CRC/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(24)	(10)
Effect on equity from increase in exchange rate	$ 24	$ 10